Note 4 - Short-term Borrowings (Details Textual) - EUR (€) € in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Factored Accounts Receivables [Member]
Short-term Debt	€ 1,096		€ 1,980
Loans Payable [Member]
Short-term Debt	1,000		€ 1,000
Short-term Debt	€ 1,096	€ 2,814